Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of transactions between related parties
The total amount of the remuneration paid in local currency to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2024	2023	2022
Total remuneration	948	1,441	977
The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2024	2023	2022
Total fixed remuneration	1,000	2,456	2,724
of which
Cost of pension	—	24	28
Other benefits	—	—	810

Total variable remuneration	333	8,500	7,320
of which
Share-based payments	—	3,218	5,757
Termination benefits	—	3,642	—
The remuneration of the CEO can be summarized as follows:

(in thousands of EUR)	2024	2023	2022
Total fixed remuneration	250	471	624
of which
Cost of pension	—	—	—
Other benefits	—	—	—

Total variable remuneration	83	4,163	3,628
of which
Share-based payments	—	1,811	2,966
Termination benefits	—	1,690	—
Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of and for the year ended December 31, 2023
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income
Bari Shipholding Ltd	46	—	850	—	—
Bastia Shipholding Ltd	—	—	—	—	150
Tankers Agencies (UK) Ltd	—	103	—	—	—
Total	46	103	850	—	150

As of and for the year ended December 31, 2024
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income

Bari Shipholding Ltd	—	—	850	14	—
Bastia Shipholding Ltd	—	—	—	—	150
Tankers Agencies (UK) Ltd	63	—	—	—	—
be Hydro BV	—	—	903	—	—
JPN H2Ydro CO. Ltd	15	—	6,690	—	—
FRS Windcat Offshore Logistics GmbH	5	—	3,688	117	—
TSM Windcat	30	—	5,238	104	—
Total	112	—	17,369	235	150